Cash and cash equivalents (Details) € in Thousands, $ in Millions	Sep. 30, 2022 EUR (€)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Sep. 30, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Cash and cash equivalents
Short term deposit	€ 38	$ 50.0	€ 38
Current accounts	89,839		135,471
Total cash and cash equivalents	€ 89,877		€ 135,509	€ 140,914	€ 92,300